Prepayments, Accrued Income and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments Accrued Income And Other Receivables [Abstract]
Summary of Prepayments, Accrued Income and Other Receivables

	2025	2024
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	383	395
Prepayments - other	363	482
Accrued income	41	6
VAT	62	21
Other receivables	—	18
	849	922